Organization and Business Operations (Details)			1 Months Ended		9 Months Ended
	Feb. 26, 2021 shares	Dec. 31, 2020 USD ($) $ / shares shares	Feb. 26, 2021 USD ($) $ / shares	Feb. 23, 2021 USD ($) $ / shares shares	Sep. 30, 2021 USD ($) $ / shares shares
Organization and Business Operations (Details) [Line Items]
Public shares redeem percentage	100.00%	100.00%	100.00%
Public share price per share (in Dollars per share) | $ / shares		$ 10.00			$ 10.00
Interest expenses					$ 100,000
Public per share (in Dollars per share) | $ / shares		$ 10.00			$ 10.00
Prospective assets of acquiree as a percentage of fair value of assets in the trust account		80
Equity method investment ownership percentage		50.00%
Minimum net worth to consummate business combination		$ 5,000,001
Working capital deficit		$ 113,634
Private Placement Warrant [Member]
Organization and Business Operations (Details) [Line Items]
Initial public offering units (in Shares) | shares		8,000,000
Price per share (in Dollars per share) | $ / shares		$ 1.00
IPO [Member]
Organization and Business Operations (Details) [Line Items]
Initial public offering units (in Shares) | shares		30,000,000		34,500,000	8,900,000
Price per share (in Dollars per share) | $ / shares		$ 10.00		$ 10.00	$ 1.00
Gross proceeds				$ 345,000,000
Gross proceeds					$ 8,900,000
Transaction costs					19,540,060
Underwriting commission					6,900,000
Deferred underwriting commission					12,075,000
Other offering cost					$ 565,060
Net offering proceeds			$ 345,000,000
Price per warrant (in Dollars per share) | $ / shares		$ 10.00	$ 10.00
Over-Allotment Option [Member]
Organization and Business Operations (Details) [Line Items]
Initial public offering units (in Shares) | shares	4,500,000	34,500,000
Over-Allotment Option [Member] | Private Placement Warrant [Member]
Organization and Business Operations (Details) [Line Items]
Initial public offering units (in Shares) | shares		8,900,000
Class A Ordinary Shares [Member]
Organization and Business Operations (Details) [Line Items]
Price per share (in Dollars per share) | $ / shares				$ 11.50
Warrants exercise per share | $ / shares		$ 11.50